UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC
(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2015 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (76.07%) Direct Investments * (44.29%) Direct Equity (25.24%)
	Investment Type	Geographic Region [b]
			Fair Value **
ACP Viking Co-Investment, LLC a, [c]	Member interest	North America	$73,481
Action Holding BV a	Common equity	Western Europe	400,862
Apollo Overseas Co-Investors (MHE), L.P. [a]	Limited partnership interest	North America	8,925,700
Astorg Co-Invest Kerneos, FCPI [a,c]	Common equity	Western Europe	9,891,511
ATX Networks Holdings, LLC [a,c]	Member interest	North America	1,849
Aurora Products Group, LLC [a]	Member interest	North America	574,555
CapitalSpring Finance Company [a,c]	Common equity	North America	578,132
Carlyle Retail Turkey Partners, L.P. [a,c]	Limited partnership interest	South America	6,230,202
CCM Pharma Debtco Limited [a]	Common equity	Western Europe	2,234,922
CD&R Univar Co-Investor, L.P. [a,c]	Limited partnership interest	North America	3,154,370
Centauro Co-Investment Fund, L.P. [a,c]	Limited partnership interest	South America	8,477,219
CT Holdings (International) Limited [a]	Common equity	Asia - Pacific	3,885,700
DLJSAP BookCO, LLC [a,c]	Member interest	South America	661,041
EQT Marvin Co-Investment, L.P. [a,c]	Limited partnership interest	Western Europe	2,060,034
Eurodrip Co-Investment Fund I, L.P. [a,c]	Limited partnership interest	Western Europe	10,138,590
Faster S.p.A. [a,c]	Common equity	Western Europe	15,367,559
Fermo Limited [a,c]	Common equity	Asia - Pacific	6,791,289
Fermo Limited [a,c]	Preferred equity	Asia - Pacific	2,824,670
Gemini Global Holdings Investors, LLC [a,c]	Member interest	North America	4,498,345
Genoa Holding Company, Inc. [a,c]	Common equity	North America	198,678
Globetrotter Investment & Co S.C.A. [a,c]	Common equity	Western Europe	2,046,436
Globetrotter Investment & Co S.C.A. [a]	Preferred equity	Western Europe	8,315,180
GTS II Cayman Corporation [a,c]	Common equity	South America	2,644,312
Hercules Achievement Holdings, Inc./Hercules VB Holdings, Inc. [a]	Common equity	North America	10,998,986
Hogan S.ar.l [a,c]	Common equity	Western Europe	1
Hogan S.ar.l [a,c]	Preferred equity	Western Europe	997,580
Kahuna Holdco Pty Limited [a]	Common equity	Asia - Pacific	765,010
KKBS Group Holdings, LLC [a,c]	Member interest	North America	10,599
KKBS Holdings, LLC [a,c]	Member interest	North America	5,537
KKR Matterhorn Co-Invest, L.P. [a,c]	Limited partnership interest	Western Europe	9,800,518
KLFS Holdings, L.P. [a,c]	Limited partnership interest	North America	2,890,619
Learning Care Group (US), Inc. [a,c]	Warrants	North America	8,179
Mauritius (Luxembourg) Investments S.ar.l. [a,c]	Common equity	Western Europe	1,651,065
MPH Acquisition Holdco, L.P. [a,c]	Limited partnership interest	North America	36,738,282
NDES Holdings, LLC [a,c]	Member interest	North America	2,996,008
NTS Holding Corporation, Inc. [a,c]	Common equity	North America	3,853,698
Peer I S.A. [a,c]	Common equity	Western Europe	17,983,035
QoL meds Holding Company, LLC [a,c]	Member interest	North America	258,023
QoL Healthcare Company, LLC [a,c]	Member interest	North America	15,750,000
R&R Co-Invest FCPR [a,c]	Common equity	Western Europe	16,858,650
Sabre Industries, Inc. [a,c]	Common equity	North America	1,282,770
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [a,c]	Limited partnership interest	North America	3,334,061
S-Evergreen Holding Corp. [a,c]	Common equity	North America	352,304
Snack Parent Corporation [a,c]	Preferred equity	North America	67,716
SPH GRD Acquisition Partners, LLC [a,c]	Member interest	North America	16,528,716
Spring Topco, Ltd. [a,c]	Common equity	North America	393,735
Strategic Partners, Inc. [a]	Common equity	North America	5,670,153
Surgery Center Holdings, Inc. [a]	Warrants	North America	191,520
Svensk Utbildning Intressenter Holding AB [a,c]	Common equity	Western Europe	302,788
Swissport II Co-Invest FCPR [a,c]	Common equity	Western Europe	6,787,392
THL Equity Fund VI Investors (BKFS), L.P. [a,c]	Limited partnership interest	North America	21,209,712
Valhalla Co-Invest, L.P. [a]	Limited partnership interest	Western Europe	2,334,469
Velocity Holdings L.P. [a,c]	Limited partnership interest	North America	1,845,855
Velocity Technologies Solutions, Inc. [a,c]	Common equity	North America	10,810,643
Virtuoso Lux I SarL [a,c]	Common equity	Western Europe	11,818,344
Virtuoso Lux I SarL [a,c]	Shareholder loan	Western Europe	17,245,695
WP Mustang Co-Invest-C L.P. [a,c]	Limited partnership interest	North America	8,646,563
			330,362,863

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2015 (Unaudited) (Continued)

Private Equity Investments (continued)
Direct Investments (continued)
Direct Debt (19.05%)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value **
Ability Network Inc. [a]	Libor (1.00% floor) + 8.25%	5/16/2022	Second Lien	North America	$11,442,500
Ability Network Inc. [a]	Libor (1.00% floor) + 5.00%	5/16/2021	Senior	North America	7,634,137
Astro AB Merger Sub, Inc. [a,c]	Libor (1.00% floor) + 4.50%	5/22/2022	Second Lien	North America	7,997,369
Attendo Care AB [a]	Euribor (1.25% floor) + 7.00% +	6/28/2019	Mezzanine	Western Europe	7,482,779
	3.25% PIK
Attendo Care AB [a,c]	Euribor (1.25% floor) + 10.25% PIK	6/28/2019	Senior	Western Europe	2,875,917
Beauty Holding Two AG [a]	Euribor + 5.50% + 6.00% PIK	12/11/2020	Mezzanine	Western Europe	8,114,758
Biomnis [a]	7.00% + 7.00% PIK	9/3/2019	Senior	Western Europe	2,494,963
Biomnis [a]	6.55% PIK	9/3/2019	Senior	Western Europe	2,324,570
CapitalSpring Finance Company [a]	2.00% + 11.25% PIK	10/2/2019	Mezzanine	North America	18,547,763
CDRH Parent, Inc. [a]	Libor (1.00% floor) + 8.00%	7/1/2022	Second Lien	North America	9,822,500
CFS 811 B.V. [a,c]	Euribor + 0.75% + 7.25%	6/12/2021	Senior	Western Europe	11,954,820
Evergreen ACQC01, L.P. [a]	10.25%	7/11/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	9,785,000
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	3,954,761
KACC Acquisition, LLC [a]	12.00% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,382,431
Kahuna Bidco Pty Limited [a]	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	4,519,431
Learning Care Group (US) No. 2, Inc. [a]	Libor (1.00% floor) + 4.50%	5/5/2021	Senior	North America	6,189,407
LIT Holdings, Inc. [a]	Libor (1.00% floor) + 9.25%	5/27/2022	Second Lien	North America	10,761,125
National Surgical Hospitals, Inc. [a,c]	Libor (1.00% floor) + 9.00%	6/1/2023	Second Lien	North America	9,526,125
NTS Holding Corporation, Inc. [a,c]	Libor (1.00% floor) + 6.00%	6/12/2021	Senior	North America	8,937,317
Onex Wizard Acquisition Company		3/27/2022	Senior	Western Europe	2,388,877
II S.C.A. [a]
Onex Wizard Acquisition Company	Euribor (1.00% floor) + 4.25%	3/19/2022	Senior	Western Europe	8,059,305
II S.C.A. [a]
Photonis Technologies S.A.S [a]	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	8,508,336
Plano Molding Company, LLC [a,c]	Libor (1.00% floor) + 6.00%	5/12/2021	Second Lien	North America	8,580,986
Sabre Industries, Inc. [a]	11.00%	8/27/2022	Mezzanine	North America	2,523,261
Sabre Industries, Inc. [a]	11.00%	2/22/2019	Mezzanine	North America	4,036,299
Securitas Direct Holding AB [a]	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	6,375,246
Ship Luxco 3 S.a.r.l. [a]	Libor (1.25% floor) + 3.50%	11/29/2019	Senior	Western Europe	20,290,139
Springer Science+Business Media	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	9,782,883
Deutschland GmbH [a]
Springer Science+Business Media	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	10,843,222
Deutschland GmbH [a]
Sun Products Corporation (The) [a]	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,800,200
					249,261,427
Total Direct Investments (44.29%)					$579,624,290

Secondary Investments* (23.79%)	Geographic Region [b]	Fair Value
3i Europartners Vb, L.P. [a]	Western Europe	$4,047,951
3i Growth Capital B, L.P. [a,c]	Western Europe	1,382,360
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [a,c]	Western Europe	790,691
Abingworth Bioventures V, L.P. [a]	Western Europe	520,229
Advent International GPE VI, L.P. [a]	Western Europe	4,898,082
Apax Europe VI - A, L.P. [a]	Western Europe	557,067
Apax Europe VII - B, L.P. [a]	Western Europe	480,777
Apollo Investment Fund IV, L.P. [a,c]	North America	4,045
Apollo Investment Fund VI, L.P. [a]	North America	887,246
Apollo Investment Fund VII, L.P. [a]	North America	631,860
Apollo Overseas Partners (Delaware) VII, L.P. [a]	North America	258,862
Ares Corporate Opportunities Fund III, L.P. [a]	North America	309,800
Bain Capital Fund X, L.P. [a]	North America	24,383,855
Bain Capital X Co-Investment Fund, L.P. [a]	North America	913,462
Baring Asia Private Equity Fund IV, L.P. [a]	Asia - Pacific	558,918
BC European Capital IX, L.P. [a]	Western Europe	3,862,321
Blackstone Capital Partners V/F, L.P. [a]	North America	3,157,838
Blackstone Capital Partners V-S, L.P. [a]	North America	442,687
Candover 2005 Fund, L.P. [a]	Western Europe	884,430

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2015 (Unaudited) (Continued)

Private Equity Investments (continued)
Secondary Investments (continued)	Geographic Region [b]	Fair Value
Carlyle Europe Partners II, L.P. [a]	Western Europe	$303,186
Carlyle Europe Partners III, L.P. [a]	Western Europe	10,805,887
Carlyle Japan International Partners II, L.P. [a]	Asia - Pacific	5,381,292
Carlyle Partners IV, L.P. [a]	North America	886,853
Carlyle Partners V, L.P. [a]	North America	1,059,616
Carlyle Partners V/B, L.P. [a]	North America	5,035,614
CCP IX LP No. 2 [a]	Western Europe	3,257,965
Citigroup Venture Capital International Growth Offshore I, L.P. [a]	Asia - Pacific	46,913
Citigroup Venture Capital International Growth Offshore II, L.P. [a]	Asia - Pacific	375,491
Citigroup Venture International Growth Partnership II, L.P. [a]	Asia - Pacific	1,123,820
Clayton, Dubilier & Rice Fund VII, L.P. [a]	North America	5,351,901
Clayton, Dubilier & Rice Fund VIII, L.P. [a]	North America	12,914,836
CVC Capital Partners Asia Pacific III, L.P. [a]	Asia - Pacific	2,216,589
CVC European Equity Partners Tandem Fund (A), L.P. [a]	Western Europe	239,450
CVC European Equity Partners V, L.P. [a]	Western Europe	4,152,853
daVinci Japan Real Estate Partners IV, L.P. [a,c]	Asia - Pacific	9,773
Duke Street VI US No. 1 Limited Partnership [a]	Western Europe	301,723
Fourth Cinven Fund, L.P. [a]	Western Europe	389,974
Frazier Healthcare VI, L.P. [a]	North America	1,734,626
FS Equity Partners V, L.P. [a,c]	North America	3,273,990
Green Equity Investors Side V, L.P. [a]	North America	1,670,187
Gryphon Partners 3.5, L.P. [a]	North America	3,914,672
Harvest Partners V, L.P. [a]	North America	304,418
Hellman & Friedman Capital Partners VI, L.P. [a]	North America	2,438,635
Hellman & Friedman Capital Partners VII, L.P. [a]	North America	1,922,743
H.I.G. Bayside Debt & LBO Fund II, L.P. [a]	North America	1,101,550
Highstar Capital III Prism Fund, L.P. [a]	North America	1,838,225
Investcorp Private Equity 2007 Fund, L.P. [a]	North America	3,807,805
Investcorp Technology Partners III (Cayman), L.P. [a,c]	North America	2,786,864
Irving Place Capital Investors II, L.P. [a]	North America	25,395
Irving Place Capital Partners III, L.P. [a]	North America	1,199,320
KKR European Fund III, L.P. [a]	Western Europe	6,801,997
Lightyear Fund II, L.P. [a]	North America	5,444,302
Madison Dearborn Capital Partners V-A and V-B, L.P. [a]	North America	5,928,941
Madison Dearborn Capital Partners VI-C, L.P. [a]	North America	1,095,491
MidOcean Partners III, L.P. [a]	North America	2,486,172
Montagu III, L.P. [a]	Western Europe	455
Oak Investment Partners XII, L.P. [a]	North America	1,793,623
PAI Europe V [a,c]	Western Europe	1,925,666
Palladium Equity Partners III, L.P. [a]	North America	592,573
Pamlico Capital GP I, LLC [a,c]	North America	1
Pamlico Capital GP II, LLC [a,c]	North America	95,476
Pamlico Capital II, L.P. [a,c]	North America	5,314,145
Pamlico Capital Secondary Fund, L.P. [a,c]	North America	1,084
Permira Europe I, L.P. 1B [a,c]	North America	44,140
Permira Europe II, L.P. [a,c]	Western Europe	282,367
Permira Europe III, L.P. [a]	Western Europe	848,579
Permira IV Continuing, L.P. 1 [a]	Western Europe	13,740,999
Providence Equity Partners IV, L.P. [a]	North America	57,639
Providence Equity Partners V, L.P. [a]	North America	518,099
Providence Equity Partners VI, L.P. [a]	North America	13,107,841
Providence Equity Partners VII-A, L.P. [a]	North America	973,786
Riverside Europe Fund IV, L.P. [a,c]	Western Europe	2,702,571
Silver Lake Partners II, L.P. [a]	North America	598,853
Silver Lake Partners III, L.P. [a]	North America	14,089,294
Silver Lake Sumeru Fund, L.P. [a]	North America	354,869
Sun Capital Partners V, L.P. [a]	North America	25,039,983
TCV VI, L.P. [a,c]	North America	1,087,681
TCV VII (A), L.P. [a,c]	North America	11,852,693
Terra Firma Capital Partners III, L.P. [a,c]	Western Europe	12,390,726
Thomas H. Lee Parallel (DT) Fund VI, L.P. [a]	North America	2,163,931
Thomas H. Lee Parallel Fund VI, L.P. [a]	North America	1,936,779
TPG Partners V, L.P. [a]	North America	7,250,758
TPG Partners VI, L.P. [a]	North America	23,664,325
Tudor Ventures III, L.P. [a,c]	North America	4,378,312
Warburg Pincus Private Equity IX, L.P. [a]	North America	310,254
Warburg Pincus Private Equity X, L.P. [a]	North America	13,710,257
Total Secondary Investments (23.79%)		$311,429,309

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2015 (Unaudited) (Continued)

Private Equity Investments (continued) Primary Investments* (7.99%)
	Geographic Region [b]	Fair Value
Advent International GPE VII-B, L.P. [a,c]	North America	$9,879,519
Advent Latin American Private Equity Fund VI-H, L.P. [a,c]	South America	75,000
Altra Private Equity Fund II, L.P. [a,c]	South America	1,668,192
Apollo Investment Fund VIII, L.P. [a]	North America	2,058,676
Ares Corporate Opportunities Fund IV, L.P. [a]	North America	6,590,810
Avista Capital Partners II, L.P. [a]	North America	1,652,104
Avista Capital Partners III, L.P. [a]	North America	7,222,228
Bain Capital Europe Fund IV, L.P. [a,c]	Western Europe	557,051
Baring Asia Private Equity Fund V, L.P. [a]	Asia - Pacific	4,168,572
CapVest Equity Partners III B, L.P. [a,c]	Western Europe	738,698
Carlyle Europe Partners IV, L.P. [a,c]	Western Europe	206,386
Clayton, Dubilier & Rice Fund IX, L.P. [a]	North America	4,231,465
Crescent Mezzanine Partners VIB, L.P. [a]	North America	3,234,290
CVC Capital Partners VI (A) L.P. [a,c]	Western Europe	498,232
EQT VI (No.1) Limited Partnership [a,c]	Western Europe	3,916,143
Genstar Capital Partners VI, L.P. [a]	North America	6,548,326
Hony Capital Partners V, L.P. [a]	Asia - Pacific	7,676,924
KKR North America Fund XI, L.P. [a,c]	North America	7,069,102
Kohlberg TE Investors VII, L.P. [a]	North America	4,697,387
Nautic Partners VII-A, L.P. [a,c]	North America	4,071,930
New Enterprise Associates 14, L.P. [a,c]	North America	4,871,860
PAI Europe VI-1, L.P. [a,c]	Western Europe	1,705,246
Pátria - Brazilian Private Equity Fund IV, L.P. [a,c]	South America	2,129,410
PennantPark Credit Opportunities Fund, L.P. [a]	North America	11,744,449
Silver Lake Partners IV, L.P. [a]	North America	3,857,141
Welsh, Carson, Anderson & Stowe XII, L.P. [a,c]	North America	1,031,716
Windjammer Senior Equity Fund IV, L.P. [a]	North America	2,477,523
Total Primary Investments (7.99%)		$104,578,380

Total Private Equity Investments (Cost $848,004,341) (76.07%)		$995,631,979

Common Stocks (0.03%)		Geographic Region [b]
Software & Services (0.03%)	Shares		Fair Value
Facebook Inc, Cl A [c]	3,900	North America	$334,484
Total Software & Services (0.03%)			334,484

Total Common Stocks (Cost $54,231) (0.03%)			$334,484

Short-Term Investments (21.39%)
U.S. Government Treasury Obligations (21.39%)	Principal	Fair Value
U.S. Treasury Bill, 0.010%, 07/02/2015 [d]	30,000,000	$29,999,992
U.S. Treasury Bill, 0.030%, 07/30/2015 [d]	30,000,000	29,999,275
U.S. Treasury Bill, 0.020%, 08/20/2015 [d]	30,000,000	29,999,166
U.S. Treasury Bill, 0.015%, 08/27/2015 [d]	40,000,000	39,999,050
U.S. Treasury Bill, 0.020%, 09/17/2015 [e]	30,000,000	30,000,150
U.S. Treasury Bill, 0.015%, 09/24/2015 [d]	30,000,000	29,999,820
U.S. Treasury Bill, 0.035%, 10/15/2015 [d]	30,000,000	29,998,440
U.S. Treasury Bill, 0.025%, 10/29/2015 [e]	30,000,000	30,000,240
U.S. Treasury Bill, 0.051%, 11/05/2015 [d]	30,000,000	29,998,140
Total U.S. Government Treasury Obligations (21.39%)		$279,994,273

Total Short-Term Investments (Cost $279,984,237) (21.39%)		$279,994,273

Total Investments (Cost $1,128,042,809) (97.49%)		1,275,960,736

Other Assets in Excess of Liabilities (2.51%)		32,900,761

Members' Equity (100.00%)		$1,308,861,497

*	Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund's interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of June 30, 2015 was $848,004,341 and $995,631,979, respectively.
[b]	Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.
[c]	Non-income producing.
[d]	Each issue shows the rate of the discount at the time of purchase.
[e]	Each issue shows the rate of the premium at the time of purchase.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk.  The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions.  The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates.  All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses.  Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency.  Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2015 through June 30, 2015, the Master Fund entered into two short forward foreign currency exchange contracts.  The Master Fund had $8,563,212 in net realized losses, and a $11,817,274 change in net unrealized appreciation on forward foreign currency exchange contracts.

At June 30, 2015, the Master Fund had two outstanding short forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
July 23, 2015	Euro (€)	$45,746,363	€42,500,000	$47,559,713	$(1,813,350)	Barclays Capital
July 23, 2015	Euro (€)	$55,873,343	€52,100,000	$58,302,569	$(2,429,226)	Merrill Lynch

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•
Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter.  The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•
Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

•
Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment and/or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at June 30, 2015 measured at fair value.  Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$-	$-	$330,362,863	$330,362,863
Direct Debt Investments	-	-	249,261,427	249,261,427
Total Direct Investments*	$-	$-	$579,624,290	$579,624,290
Secondary Investments*	-	-	311,429,309	311,429,309
Primary Investments*	-	-	104,578,380	104,578,380
Common Stocks	334,484	-	-	334,484
Short-Term Investments	279,994,273	-	-	279,994,273
Total	$280,328,757	$-	$995,631,979	$1,275,960,736

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2015	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3	Balance as of June 30, 2015
Direct Investments:
Direct Equity Investments	$339,844,108	$37,846,521	$(5,559,387)	$15,776,341	$(57,544,720)	$-	$330,362,863
Direct Debt Investments	186,329,741	473,117	2,322,534	89,986,580	(29,850,545)	-	249,261,427
Total Direct Investments*	$526,173,849	$38,319,638	$(3,236,853)	$105,762,921	$(87,395,265)	$-	$579,624,290
Secondary Investments*	328,970,784	123,049	(9,252,042)	5,685,393	(14,097,875)	-	311,429,309
Primary Investments*	95,045,961	-	2,346,657	10,411,456	(3,225,694)	-	104,578,380
Total	$950,190,594	$38,442,687	$(10,142,238)	$121,859,770	$(104,718,834)	$-	$995,631,979

The amount of the net change in unrealized appreciation for the period ended June 30, 2015 relating to investments in Level 3 assets still held at June 30, 2015 is $9,957,569, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”).  The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board.  For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.  The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables.  The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures.  The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund.  In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates.   Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.  This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2015:

Type of Security	Fair Value at 6/30/2015 (000’s)	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$299,178	Market comparable companies	Enterprise Value to EBITDA multiple	5.37 x - 15.00 x (10.37 x)
	394	Discounted cash flow	Discount factor	20.00% - 20.00% (20.00%)
	2,891	Third party valuation	Valuation appraisal	n/a - n/a (n/a)
	578	Market comparable companies	Price to book ratio	1.00 x - 1.00 x (1.00 x)
	3,334	Market comparable companies	Enterprise Value to Sales multiple	3.05 x - 3.05 x (3.05 x)
	5,084	Exit price	Recent transaction price	n/a - n/a (n/a)
	15,750	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$11,461	Market comparable companies	Enterprise Value to EBITDA multiple	9.03 x – 11.00 x (10.57 x)
	63,097	Discounted cash flow	Discount factor	10.63% - 14.98% (12.79%)
	121,501	Broker quotes	Bid quotes for an inactive market	n/a - n/a (n/a)
	4,382	Exit price	Recent transaction price	n/a - n/a (n/a)
	48,820	Recent financing	Recent transaction price	n/a - n/a (n/a)

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor.  For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest risk of the particular investment.  Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2015

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	August 28, 2015

* Print the name and title of each signing officer under his or her signature.